UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2018

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

AAM/HIMCO Global Enhanced Dividend Fund

(Class A: HGDAX)

(Class C: HGDCX)

(Class I: HGDIX)

SEMI-ANNUAL REPORT

DECEMBER 31, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund if you hold your shares directly with the Fund, or from your financial intermediary, such as a broker-dealer or bank, if you hold your shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your shares directly with the Fund, you may elect to receive shareholder reports and other communications from the Fund by contacting the Fund at (888) 966-9661 or, if you hold your shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your shares directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports at (888) 966-9661 or, if you hold your shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the Investment Manager Series Trust’s Funds you hold directly or through your financial intermediary, as applicable.

AAM/HIMCO Global Enhanced Dividend Fund

A series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	14
Statement of Operations	15
Statements of Changes in Net Assets	16
Statement of Cash Flows	17
Financial Highlights	18
Notes to Financial Statements	21
Expense Examples	28

This report and the financial statements contained herein are provided for the general information of the shareholders of the AAM/HIMCO Global Enhanced Dividend Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.aamlive.com/publicsite/mutual-funds

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 133.0%
	AUSTRALIA — 3.2%
1,127	Australia & New Zealand Banking Group Ltd. - ADR[1]	$19,215
1,200	BHP Billiton PLC - ADR[1]	50,268
3,272	National Australia Bank Ltd. - ADR[1]	27,812
996	South32 Ltd. - ADR[1]	11,703
2,066	Westpac Banking Corp. - ADR[1]	36,093
		145,091
	CANADA — 5.3%
159	Bank of Montreal[1,2]	10,391
400	Bank of Nova Scotia[1,2]	19,948
526	BCE, Inc.[1,2]	20,793
267	Canadian Imperial Bank of Commerce[1,2]	19,902
1,620	Enbridge, Inc.[1,2]	50,350
723	IGM Financial, Inc.[1,2]	16,436
603	Manulife Financial Corp.[1,2]	8,556
917	Power Financial Corp.[2]	17,295
314	Royal Bank of Canada[1,2]	21,515
307	Sun Life Financial, Inc.[1,2]	10,189
222	Toronto-Dominion Bank[1,2]	11,038
520	TransCanada Corp.[1,2]	18,564
757	Vermilion Energy, Inc.[1,2]	15,950
		240,927
	FINLAND — 1.5%
5,313	Nokia Oyj[1,2]	30,922
4,500	Nordea Bank Abp - ADR[1]	37,755
		68,677
	FRANCE — 4.5%
320	BNP Paribas S.A. - ADR[1]	7,213
4,888	Societe Generale S.A. - ADR[1]	30,745
3,170	TOTAL S.A. - ADR[1]	165,411
		203,369
	GERMANY — 3.0%
1,055	Allianz S.E. - ADR[1]	21,248
1,776	BASF S.E. - ADR[1]	31,240
2,894	ProSiebenSat.1 Media S.E. - ADR[1]	12,820
1,237	Siemens A.G. - ADR[1]	69,371
		134,679
	IRELAND — 1.0%
500	Medtronic PLC[1,2]	45,480

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ITALY — 1.8%
1,510	Eni S.p.A. - ADR[1]	$47,565
2,499	Intesa Sanpaolo S.p.A. - ADR[1]	33,536
		81,101
	JAPAN — 7.7%
2,150	Canon, Inc. - ADR[1]	59,340
81	Mitsui & Co., Ltd. - ADR[1]	25,150
3,120	NTT DOCOMO, Inc. - ADR	69,420
20,069	Sumitomo Mitsui Financial Group, Inc. - ADR[1]	130,649
12,531	Sumitomo Mitsui Trust Holdings, Inc. - ADR[1]	44,360
500	Tokio Marine Holdings, Inc. - ADR[1]	23,710
		352,629
	LUXEMBOURG — 0.5%
816	Ternium SA, ADR[1]	22,114

	MONACO — 0.2%
2,119	Costamare, Inc.[1,2]	9,302

	NETHERLANDS — 1.5%
1,359	ING Groep N.V. - ADR[1]	14,487
406	Randstad N.V. - ADR[1]	9,297
769	Royal Dutch Shell PLC - Class A - ADR	44,810
		68,594
	NORWAY — 0.4%
1,675	Ship Finance International, Ltd.[1,2]	17,638

	SPAIN — 0.5%
1,412	Repsol S.A. - ADR[1]	22,634

	SWEDEN — 1.0%
2,076	Swedbank A.B. - ADR[1]	46,482

	SWITZERLAND — 2.5%
472	ABB Ltd. - ADR[1]	8,973
380	Garmin Ltd.[1,2]	24,062
540	Novartis A.G. - ADR[1]	46,337
2,950	UBS Group A.G.*[1,2]	36,521
		115,893
	UNITED KINGDOM — 8.3%
4,500	Anglo American PLC - ADR[1]	49,680
1,440	AstraZeneca PLC - ADR[1]	54,691
3,378	Centrica PLC - ADR[1]	23,207

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
4,550	GlaxoSmithKline PLC - ADR[1]	$173,856
1,000	HSBC Holdings PLC - ADR[1]	41,110
748	Rio Tinto PLC - ADR[1]	36,263
		378,807
	UNITED STATES — 90.1%
260	3M Co.[1]	49,540
730	AbbVie, Inc.[1]	67,299
635	AG Mortgage Investment Trust, Inc. - REIT[1]	10,116
155	Air Products & Chemicals, Inc.[1]	24,808
1,034	Altria Group, Inc.[1]	51,069
340	AMERISAFE, Inc.[1]	19,275
618	Archer-Daniels-Midland Co.[1]	25,319
1,952	AT&T, Inc.[1]	55,710
709	B&G Foods, Inc.[1]	20,497
2,780	BGC Partners, Inc. - Class A1	14,373
645	Brinker International, Inc.[1]	28,367
1,660	Brixmor Property Group, Inc., REIT[1]	24,385
190	Broadcom, Inc.[1]	48,313
502	Campbell Soup Co.[1]	16,561
798	Cardinal Health, Inc.[1]	35,591
91	CenterPoint Energy, Inc.[1]	2,569
1,411	CenturyLink, Inc.[1]	21,377
417	Chevron Corp.[1]	45,365
2,050	Cisco Systems, Inc.[1]	88,827
529	Cogent Communications Holdings, Inc.[1]	23,916
320	Cohen & Steers, Inc.[1]	10,982
555	CoreCivic, Inc. - REIT[1]	9,896
331	CorEnergy Infrastructure Trust, Inc. - REIT[1]	10,949
340	Cummins, Inc.[1]	45,438
709	CVR Energy, Inc.[1]	24,446
508	Dine Brands Global, Inc.[1]	34,209
650	Dominion Energy, Inc.[1]	46,449
510	Domtar Corp.[1]	17,916
289	Duke Energy Corp.[1]	24,941
971	Eaton Corp. PLC[1,2]	66,669
178	Edison International[1]	10,105
911	Emerson Electric Co.[1]	54,432
510	Ethan Allen Interiors, Inc.[1]	8,971
1,374	Extended Stay America, Inc.[1]	21,297
1,320	Exxon Mobil Corp.[1]	90,011
846	First Hawaiian, Inc.[1]	19,043
1,779	FNB Corp.[1]	17,505

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
3,937	Ford Motor Co.[1]	$30,118
679	Gaming and Leisure Properties, Inc.[1]	21,939
1,063	Gannett Co., Inc.[1]	9,067
1,360	General Motors Co.[1]	45,492
1,100	General Mills, Inc.[1]	42,834
700	Gladstone Commercial Corp. - REIT[1]	12,544
690	Gorman-Rupp Co.[1]	22,363
1,195	Hanesbrands, Inc.[1]	14,973
560	Haverty Furniture Cos., Inc.[1]	10,517
347	HNI Corp.[1]	12,294
1,340	Hope Bancorp, Inc.[1]	15,892
1,480	Hospitality Properties Trust - REIT[1]	35,342
610	Host Hotels & Resorts, Inc., REIT[1]	10,169
3,432	Huntington Bancshares, Inc.[1]	40,909
2,408	Independence Realty Trust, Inc. - REIT[1]	22,105
500	Intel Corp.[1]	23,465
830	International Business Machines Corp.[1]	94,346
873	International Paper Co.[1]	35,234
1,845	Interpublic Group of Cos., Inc.[1]	38,062
1,750	Invesco, Ltd.[1,2]	29,295
329	Iron Mountain, Inc.[1]	10,663
690	JPMorgan Chase & Co.[1]	67,358
758	Kellogg Co.[1]	43,214
418	Kimberly-Clark Corp.[1]	47,627
1,335	Kimco Realty Corp., REIT[1]	19,558
765	Kohl's Corp.[1]	50,750
430	Kraft Heinz Co.[1]	18,507
704	Las Vegas Sands Corp.[1]	36,643
700	LSC Communications, Inc.[1]	4,900
457	LyondellBasell Industries NV, Class A1,2	38,004
620	Main Street Capital Corp.[1]	20,962
610	Match Group, Inc.[1]	26,090
140	McDonald's Corp.[1]	24,860
2,400	Merck & Co., Inc.[1]	183,384
450	Meredith Corp.[1]	23,373
738	MetLife, Inc.[1]	30,302
180	National Health Investors, Inc. - REIT[1]	13,597
2,826	Navient Corp.[1]	24,897
738	New Media Investment Group, Inc.[1]	8,539
2,050	New Residential Investment Corp. - REIT[1]	29,131
1,981	New York Mortgage Trust, Inc. - REIT[1]	11,668
3,300	Newell Brands, Inc.[1]	61,347
1,289	Newmark Group, Inc., Class A1	10,338

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
790	NIC, Inc.[1]	$9,859
206	NorthWestern Corp.[1]	12,245
5,198	Oaktree Specialty Lending Corp.[1]	21,988
698	Old National Bancorp1	10,749
2,404	Old Republic International Corp.[1]	49,450
851	Omnicom Group, Inc.[1]	62,327
957	ONEOK, Inc.[1]	51,630
1,016	PacWest Bancorp[1]	33,813
740	Park Hotels & Resorts, Inc. - REIT[1]	19,225
1,751	PennantPark Investment Corp.[1]	11,154
211	PepsiCo, Inc.[1]	23,311
4,600	Pfizer, Inc.[1]	200,790
640	Philip Morris International, Inc.[1]	42,726
1,210	Pitney Bowes, Inc.[1]	7,151
1,280	PPL Corp.[1]	36,262
640	Principal Financial Group, Inc.[1]	28,269
542	Procter & Gamble Co.[1]	49,821
240	Public Service Enterprise Group, Inc.[1]	12,492
1,080	Quad/Graphics, Inc.[1]	13,306
1,534	QUALCOMM, Inc.[1]	87,300
308	Safety Insurance Group, Inc.[1]	25,197
80	Simon Property Group, Inc. - REIT[1]	13,439
743	Six Flags Entertainment Corp.[1]	41,333
928	Sonoco Products Co.[1]	49,305
1,060	Southern Co.[1]	46,555
2,075	Spark Energy, Inc. - Class A1	15,417
500	STAG Industrial, Inc. - REIT[1]	12,440
573	Starwood Property Trust, Inc.[1]	11,294
532	Targa Resources Corp.[1]	19,163
585	Target Corp.[1]	38,663
2,613	TiVo Corp.[1]	24,588
752	Trustmark Corp.[1]	21,379
830	Tupperware Brands Corp.[1]	26,203
1,502	Two Harbors Investment Corp. - REIT[1]	19,286
460	United Parcel Service, Inc., Class B1	44,864
90	UnitedHealth Group, Inc.[1]	22,421
282	Valero Energy Corp.[1]	21,142
3,255	Vector Group Ltd.[1]	31,671
2,344	Verizon Communications, Inc.[1]	131,780
370	Walmart, Inc.[1]	34,466
186	WEC Energy Group, Inc.[1]	12,882
2,546	Western Union Co.[1]	43,435
2,010	Weyerhaeuser Co.[1]	43,939

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
826	Xerox Corp.[1]	$16,322
		4,110,260
	TOTAL COMMON STOCKS (Cost $6,961,286)	6,063,677

	EXCHANGE-TRADED FUNDS — 1.9%
	UNITED STATES — 1.9%
1,590	iShares Core MSCI EAFE ETF[1]	87,450
	TOTAL EXCHANGE-TRADED FUNDS (Cost $90,782)	87,450
	TOTAL INVESTMENTS — 134.9% (Cost $7,052,068)	6,151,127
	Liabilities in Excess of Other Assets — (34.9)%	(1,591,817)
	TOTAL NET ASSETS — 100.0%	$4,559,310

	SECURITIES SOLD SHORT — (35.8)%
	COMMON STOCKS — (35.8)%
	BELGIUM — (0.1)%
(810)	Euronav N.V.[2]	(5,613)

	CANADA — (2.2)%
(2,850)	Aurora Cannabis, Inc.*[2]	(14,136)
(6,120)	Bombardier, Inc. - Class B*[2]	(8,996)
(500)	Canopy Growth Corp.*[2]	(13,435)
(511)	IMAX Corp.*[2]	(9,612)
(7,230)	Kinross Gold Corp.*[2]	(23,425)
(133)	Shopify, Inc.*[2]	(18,414)
(7,620)	Turquoise Hill Resources Ltd.*[2]	(12,573)
		(100,591)
	CAYMAN ISLANDS — (0.2)%
(361)	Greenlight Capital Re Ltd. - Class A*[2]	(3,112)
(200)	Theravance Biopharma, Inc.*[2]	(5,118)
		(8,230)
	IRELAND — (0.1)%
(625)	Ardmore Shipping Corp.*[2]	(2,919)

	NETHERLANDS — (0.2)%
(41)	Cimpress N.V.*[2]	(4,241)
(219)	Wright Medical Group N.V.*[2]	(5,961)
		(10,202)

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	PUERTO RICO — (0.2)%
(1,003)	First BanCorp/Puerto Rico[2]	$(8,626)

	UNITED KINGDOM — (0.6)%
(540)	Delphi Technologies PLC[2]	(7,733)
(274)	IHS Markit Ltd.*[2]	(13,144)
(3,272)	Noble Corp. plc*[2]	(8,572)
		(29,449)
	UNITED STATES — (32.2)%
(75)	2U, Inc.*	(3,729)
(137)	Acadia Healthcare Co., Inc.*	(3,522)
(1,100)	Aclaris Therapeutics, Inc.*	(8,129)
(534)	Advanced Disposal Services, Inc.*	(12,784)
(700)	Advanced Micro Devices, Inc.*	(12,922)
(469)	AdvanSix, Inc.*	(11,415)
(350)	Aerie Pharmaceuticals, Inc.*	(12,635)
(85)	Aerovironment, Inc.*	(5,776)
(611)	Allegheny Technologies, Inc.*	(13,301)
(125)	Allegiance Bancshares, Inc.*	(4,046)
(13)	AMERCO	(4,265)
(283)	American Axle & Manufacturing Holdings, Inc.*	(3,141)
(782)	American Homes 4 Rent - REIT	(15,523)
(377)	Amicus Therapeutics, Inc.*	(3,612)
(260)	Amneal Pharmaceuticals, Inc.*	(3,518)
(275)	Antero Resources Corp.*	(2,582)
(440)	Assembly Biosciences, Inc.*	(9,953)
(118)	Astronics Corp.*	(3,593)
(17)	Astronics Corp. - Class B*	(517)
(292)	Atlantic Capital Bancshares, Inc.*	(4,780)
(185)	AxoGen, Inc.*	(3,780)
(217)	Basic Energy Services, Inc.*	(833)
(80)	Beacon Roofing Supply, Inc.*	(2,538)
(163)	BioTelemetry, Inc.*	(9,734)
(111)	Black Knight, Inc.*	(5,002)
(41)	Bluebird Bio, Inc.*	(4,067)
(415)	Brighthouse Financial, Inc.*	(12,649)
(155)	C&J Energy Services, Inc.*	(2,093)
(1,630)	Caesars Entertainment Corp.*	(11,068)
(463)	Callon Petroleum Co.*	(3,005)
(398)	Career Education Corp.*	(4,545)
(255)	CarMax, Inc.*	(15,996)
(389)	Carrols Restaurant Group, Inc.*	(3,828)
(166)	Century Communities, Inc.*	(2,865)

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
(43)	Charter Communications, Inc., Class A*	$(12,254)
(238)	Chefs' Warehouse, Inc.*	(7,611)
(460)	Chegg, Inc.*	(13,073)
(252)	Cheniere Energy, Inc.*	(14,916)
(2,358)	Clean Energy Fuels Corp.*	(4,056)
(215)	Clearwater Paper Corp.*	(5,240)
(531)	CNX Resources Corp.*	(6,064)
(3,000)	Coeur Mining, Inc.*	(13,410)
(316)	Conduent, Inc.*	(3,359)
(192)	Cray, Inc.*	(4,145)
(127)	Cree, Inc.*	(5,432)
(186)	Customers Bancorp, Inc.*	(3,385)
(747)	Darling Ingredients, Inc.*	(14,372)
(92)	Dave & Buster's Entertainment, Inc.	(4,100)
(1,057)	Dermira, Inc.*	(7,600)
(129)	DexCom, Inc.*	(15,454)
(246)	Donnelley Financial Solutions, Inc.*	(3,451)
(590)	Dorian LPG Ltd.*[2]	(3,440)
(320)	Dril-Quip, Inc.*	(9,610)
(284)	Edgewell Personal Care Co.*	(10,607)
(811)	Equity Commonwealth - REIT	(24,338)
(83)	Esperion Therapeutics, Inc.*	(3,818)
(241)	Etsy, Inc.*	(11,464)
(467)	EW Scripps Co. - Class A	(7,346)
(703)	Express, Inc.*	(3,592)
(650)	Extraction Oil & Gas, Inc.*	(2,789)
(610)	EZCORP, Inc. - Class A*	(4,715)
(145)	Farmer Brothers Co.*	(3,383)
(257)	Fiesta Restaurant Group, Inc.*	(3,986)
(342)	FireEye, Inc.*	(5,544)
(320)	First Solar, Inc.*	(13,586)
(333)	Flagstar Bancorp, Inc.*	(8,791)
(490)	Floor & Decor Holdings, Inc. - Class A*	(12,691)
(526)	Forum Energy Technologies, Inc.*	(2,172)
(114)	FRP Holdings, Inc.*	(5,245)
(375)	Gardner Denver Holdings, Inc.*	(7,669)
(384)	GCP Applied Technologies, Inc.*	(9,427)
(237)	Genesco, Inc.*	(10,499)
(64)	Genesee & Wyoming, Inc. - Class A*	(4,737)
(149)	Gentherm, Inc.*	(5,957)
(353)	G-III Apparel Group Ltd.*	(9,845)
(195)	GoDaddy, Inc.*	(12,796)

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
(659)	Gray Television, Inc.*	$(9,714)
(429)	Green Brick Partners, Inc.*	(3,106)
(1,885)	Groupon, Inc.*	(6,032)
(424)	Hain Celestial Group, Inc.*	(6,725)
(1,026)	Halcon Resources Corp.*	(1,744)
(253)	HarborOne Bancorp, Inc.*	(4,020)
(1,923)	Hecla Mining Co.	(4,538)
(1,097)	Helix Energy Solutions Group, Inc.*	(5,935)
(171)	HomeStreet, Inc.*	(3,630)
(181)	HomeTrust Bancshares, Inc.	(4,739)
(663)	Hostess Brands, Inc.*	(7,253)
(775)	Houghton Mifflin Harcourt Co.*	(6,867)
(194)	Howard Hughes Corp.*	(18,938)
(94)	IAC/InterActiveCorp*	(17,206)
(108)	II-VI, Inc.*	(3,506)
(622)	Infinera Corp.*	(2,482)
(175)	Ingevity Corp.*	(14,646)
(400)	Installed Building Products, Inc.*	(13,476)
(278)	International Seaways, Inc.*[2]	(4,682)
(120)	INTL. FCStone, Inc.*	(4,390)
(642)	Intra-Cellular Therapies, Inc.*	(7,312)
(725)	Invitation Homes, Inc. - REIT	(14,558)
(1,066)	iStar, Inc. - REIT	(9,775)
(284)	Kala Pharmaceuticals, Inc.*	(1,389)
(732)	Kosmos Energy Ltd.*	(2,979)
(457)	Kratos Defense & Security Solutions, Inc.*	(6,439)
(4,525)	LendingClub Corp.*	(11,901)
(148)	Liberty Broadband Corp. - Class C*	(10,660)
(316)	Liberty Media Corp.-Liberty Braves*	(7,865)
(221)	Liberty Media Corp.-Liberty Formula One - Class A*	(6,568)
(512)	Liberty TripAdvisor Holdings, Inc. - Class A*	(8,136)
(511)	Lindblad Expeditions Holdings, Inc.*	(6,878)
(260)	Loews Corp.	(11,835)
(113)	Loral Space & Communications, Inc.*	(4,209)
(145)	Lumentum Holdings, Inc.*	(6,091)
(143)	M/I Homes, Inc.*	(3,006)
(270)	MACOM Technology Solutions Holdings, Inc.*	(3,918)
(47)	Madison Square Garden Co.*	(12,582)
(40)	Madrigal Pharmaceuticals, Inc.*	(4,509)
(200)	Marcus & Millichap, Inc.*	(6,866)
(238)	MarineMax, Inc.*	(4,358)
(15)	Markel Corp.*	(15,571)

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
(1,070)	Melinta Therapeutics, Inc.*	$(848)
(247)	Meritage Homes Corp.*	(9,070)
(410)	Modine Manufacturing Co.*	(4,432)
(723)	Mr Cooper Group, Inc.*	(8,437)
(297)	Navistar International Corp.*	(7,707)
(81)	Neogen Corp.*	(4,617)
(52)	Netflix, Inc.*	(13,918)
(70)	Nevro Corp.*	(2,722)
(230)	Norwegian Cruise Line Holdings Ltd.*[2]	(9,750)
(633)	Oasis Petroleum, Inc.*	(3,500)
(680)	Oceaneering International, Inc.*	(8,228)
(650)	Oil States International, Inc.*	(9,282)
(117)	Okta, Inc.*	(7,465)
(272)	OraSure Technologies, Inc.*	(3,177)
(748)	ORBCOMM, Inc.*	(6,178)
(380)	Pacific Premier Bancorp, Inc.*	(9,698)
(980)	Paratek Pharmaceuticals, Inc.*	(5,027)
(467)	Parsley Energy, Inc. - Class A*	(7,463)
(66)	PayPal Holdings, Inc.*	(5,550)
(110)	PDC Energy, Inc.*	(3,274)
(80)	Penumbra, Inc.*	(9,776)
(391)	Performance Food Group Co.*	(12,618)
(157)	Post Holdings, Inc.*	(13,993)
(351)	PRA Group, Inc.*	(8,554)
(422)	Presidio, Inc.	(5,507)
(385)	Primo Water Corp.*	(5,394)
(50)	Puma Biotechnology, Inc.*	(1,018)
(294)	Pure Storage, Inc.*	(4,728)
(865)	QEP Resources, Inc.*	(4,870)
(123)	Quidel Corp.*	(6,005)
(794)	Radian Group, Inc.	(12,990)
(311)	Reading International, Inc. - Class A*	(4,522)
(93)	Red Robin Gourmet Burgers, Inc.*	(2,485)
(381)	Ring Energy, Inc.*	(1,935)
(3)	Seaboard Corp.	(10,614)
(132)	Skechers U.S.A., Inc. - Class A*	(3,021)
(1,539)	SLM Corp.*	(12,789)
(588)	Smart & Final Stores, Inc.*	(2,787)
(234)	Sotheby's*	(9,299)
(334)	Spirit Airlines, Inc.*	(19,345)
(252)	Square, Inc. - Class A*	(14,135)
(668)	St. Joe Co.*	(8,798)

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
(339)	Stratasys Ltd.*[2]	$(6,105)
(1,020)	Summit Materials, Inc. - Class A*	(12,648)
(658)	SunCoke Energy, Inc.*	(5,626)
(229)	Super Micro Computer, Inc.*	(3,160)
(571)	Superior Energy Services, Inc.*	(1,913)
(207)	Taylor Morrison Home Corp. - Class A*	(3,291)
(232)	Tejon Ranch Co.*	(3,847)
(1,010)	Tellurian, Inc.*	(7,020)
(1,220)	TETRA Technologies, Inc.*	(2,050)
(136)	Texas Capital Bancshares, Inc.*	(6,948)
(533)	TimkenSteel Corp.*	(4,658)
(280)	TopBuild Corp.*	(12,600)
(318)	TreeHouse Foods, Inc.*	(16,126)
(684)	TRI Pointe Group, Inc.*	(7,476)
(110)	Twilio, Inc. - Class A*	(9,823)
(405)	U.S. Foods Holding Corp.*	(12,814)
(157)	Universal Electronics, Inc.*	(3,969)
(200)	USG Corp.	(8,532)
(364)	Verizon Communications, Inc.	(20,464)
(840)	Viavi Solutions, Inc.*	(8,442)
(110)	Virtusa Corp.*	(4,685)
(83)	WageWorks, Inc.*	(2,254)
(188)	Wayfair, Inc.*	(16,935)
(92)	WEX, Inc.*	(12,886)
(210)	Whiting Petroleum Corp.*	(4,765)
(510)	WideOpenWest, Inc.*	(3,636)
(2,190)	Windstream Holdings, Inc.*	(4,577)
(92)	World Acceptance Corp.*	(9,408)
(977)	WPX Energy, Inc.*	(11,089)
(65)	XPO Logistics, Inc.*	(3,708)
(930)	Zayo Group Holdings, Inc.*	(21,241)
(91)	Zebra Technologies Corp. - Class A*	(14,490)
(121)	Zillow Group, Inc. - Class A*	(3,803)
(121)	Zillow Group, Inc. - Class C*	(3,821)
(524)	Zogenix, Inc.*	(19,105)
		(1,468,190)
	TOTAL COMMON STOCKS (Proceeds $1,964,557)	(1,633,820)

	TOTAL SECURITIES SOLD SHORT (Proceeds $1,964,557)	$(1,633,820)

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

ADR – American Depository Receipt

ETF – Exchange-Traded Fund

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short.
[2]	Foreign security denominated in U.S. Dollars.

See accompanying Notes to Financial Statements.

AAM/HIMCO Global Enhanced Dividend Fund

SUMMARY OF INVESTMENTS

As of December 31, 2018 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	35.1%
Health Care	18.2%
Energy	13.5%
Technology	11.3%
Communications	11.1%
Consumer Staples	10.7%
Consumer Discretionary	10.4%
Materials	8.6%
Industrials	8.5%
Utilities	5.3%
Real Estate	0.3%
Total Common Stocks	133.0%
Exchange-Traded Funds	1.9%
Total Investments	134.9%
Liabilities in Excess of Other Assets	(34.9)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

AAM/HIMCO Global Enhanced Dividend Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2018 (Unaudited)

Assets:
Investments, at value (cost $7,052,068)	$6,151,127
Cash	34,083
Receivables:
Fund shares sold	2,117
Dividends and interest	22,086
Due from Advisor	6,432
Prepaid expenses	382
Prepaid offering costs	1,631
Total assets	6,217,858

Liabilities:
Securities sold short, at value (proceeds $1,964,557)	1,633,820
Payables:
Auditing fees	9,260
Custody fees	2,634
Trustees' fees and expenses	2,311
Fund administration and accounting fees	1,848
Due to broker for securities sold short	1,357
Chief Compliance Officer fees	1,346
Trustees' deferred compensation (Note 3)	1,111
Transfer agent fees and expenses	934
Interest expense	151
Dividends on securities sold short	76
Accrued other expenses	3,700
Total liabilities	1,658,548

Net Assets	$4,559,310

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$5,247,118
Total accumulated deficit	(687,808)
Net Assets	$4,559,310

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$1,076
Number of shares issued and outstanding	124
Net asset value per share[1]	$8.66	[3]
Maximum sales charge (5.50% of offering price)[2]	0.50
Maximum offering price to public	$9.16

Class C Shares:
Net assets applicable to shares outstanding	$1,041
Number of shares issued and outstanding	120
Net asset value per share[4]	$8.66	[3]

Class I Shares:
Net assets applicable to shares outstanding	$4,557,193
Number of shares issued and outstanding	526,333
Net asset value per share	$8.66

[1]	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may be imposed on certain purchases of $1 million or more that are redeemed within 18 months of purchase.
[2]	No initial sales charge is applied to purchases of $1 million or more. On sales of $50,000 or more, the sales charge will be reduced.
[3]	Based on unrounded net assets and shares outstanding.
[4]	A CDSC of 1.00% may be charged on purchases that are redeemed within 12 months of purchase.

See accompanying Notes to Financial Statements.

AAM/HIMCO Global Enhanced Dividend Fund

STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2018 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $3,452)	$159,630
Total investment income	159,630

Expenses:
Fund accounting and administration fees	26,534
Advisory fees	22,053
Legal fees	10,926
Auditing fees	10,305
Transfer agent fees and expenses	9,120
Offering costs	7,572
Interest expense	7,395
Trustees' fees and expenses	6,462
Chief Compliance Officer fees	6,134
Custody fees	4,504
Dividends on securities sold short	3,572
Registration fees	2,948
Shareholder reporting fees	2,783
Miscellaneous	2,534
Insurance fees	695
Total expenses	123,537
Advisory fees waived	(22,053)
Other expenses absorbed	(58,662)
Net expenses	42,822
Net investment income	116,808

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(95,290)
Securities sold short	4,918
Net realized loss	(90,372)
Net change in unrealized appreciation/depreciation on:
Investments	(705,076)
Securities sold short	414,501
Net change in unrealized appreciation/depreciation	(290,575)
Net realized and unrealized loss	(380,947)

Net Decrease in Net Assets from Operations	$(264,139)

See accompanying Notes to Financial Statements.

AAM/HIMCO Global Enhanced Dividend Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2018 (Unaudited)	For the Period December 26, 2017* through June 30, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$116,808	$152,912
Net realized loss on investments and securities sold short	(90,372)	(53,788)
Net change in unrealized appreciation/depreciation on investments and securities sold short	(290,575)	(279,629)
Net decrease in net assets resulting from operations	(264,139)	(180,505)

Distributions to Shareholders:
Distributions[1]:
Class I	(126,155)
From net income
Class I		(120,948)
Total distributions to shareholders	(126,155)	(120,948)

Capital Transactions:
Net proceeds from shares sold:
Class A2	1,076	-
Class C2	1,041	-
Class I	-	5,001,837
Reinvestment of distributions:
Class I	126,155	120,948
Net increase in net assets from capital transactions	128,272	5,122,785

Total increase (decrease) in net assets	(262,022)	4,821,332

Net Assets:
Beginning of period	4,821,332	-
End of period[3]	$4,559,310	$4,821,332

Capital Share Transactions:
Shares sold:
Class A	124	-
Class C	120	-
Class I	-	500,184
Shares reinvested:
Class I	13,593	12,556
Net increase from capital share transactions	13,837	512,740

*	Commencement of operations.
[1]	The SEC eliminated the requirement to disclose components of distributions paid to shareholders in 2018.
[2]	Class A and Class C commenced operations on December 31, 2018.
[3]	End of year net assets includes accumulated undistributed net investment income of $23,886 for the year ended June 30, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

See accompanying Notes to Financial Statements.

AAM/HIMCO Global Enhanced Dividend Fund

STATEMENT OF CASH FLOWS

For the Six Months Ended December 31, 2018 (Unaudited)

Increase/(Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net decrease in net assets resulting from operations	$(264,139)
Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term portfolio investments	(1,479,444)
Sales of long-term portfolio investments	1,276,970
Proceeds from securities sold short	252,012
Cover short securities	(161,264)
Decrease in due from advisor	8,081
Decrease in dividends receivable	10,683
Decrease in prepaid expenses	10,565
Decrease in dividends on securities sold short	(6)
Increase in interest on securities sold short	111
Decrease in accrued expenses	(27,830)
Net realized loss on investments and securities sold short	90,372
Net change in unrealized appreciation/depreciation	290,575
Net cash provided by operating activities	6,686

Net increase in cash	6,686

Cash and cash equivalents:
Beginning cash balance	28,311
Beginning cash due to broker for securities held short	(2,271)
Total beginning cash and cash equivalents	26,040

Ending cash balance	34,083
Ending cash due to broker for securities held short	(1,357)
Total ending cash and cash equivalents	$32,726

Non cash financing activities not included herein consist of $126,155 of reinvested dividends.

See accompanying Notes to Financial Statements.

AAM/HIMCO Global Enhanced Dividend Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout the period.

For the Period Ended December 31, 2018* (Unaudited)
Net asset value, beginning of period	$8.66
Income from Investment Operations:
Net investment income[1]	-
Net realized and unrealized loss on investments	-
Total from investment operations	-

Net asset value, end of period	$8.66

Total return	-%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived/recovered	-%
After fees waived/recovered	-%
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived/recovered	-%
After fees waived/recovered	-%

Portfolio turnover rate	17%[2]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Not annualized.

See accompanying Notes to Financial Statements.

AAM/HIMCO Global Enhanced Dividend Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout the period.

For the Period Ended December 31, 2018* (Unaudited)
Net asset value, beginning of period	$8.66
Income from Investment Operations:
Net investment income[1]	-
Net realized and unrealized loss on investments	-
Total from investment operations	-

Net asset value, end of period	$8.66

Total return	-%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived/recovered	-%
After fees waived/recovered	-%
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived/recovered	-%
After fees waived/recovered	-%

Portfolio turnover rate	17%[2]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Not annualized.

See accompanying Notes to Financial Statements.

AAM/HIMCO Global Enhanced Dividend Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2018 (Unaudited)	For the Period December 26, 2017* through June 30, 2018
Net asset value, beginning of period	$9.40	$10.00
Income from Investment Operations:
Net investment income[1]	0.23	0.30
Net realized and unrealized loss on investments	(0.73)	(0.66)
Total from investment operations	(0.50)	(0.36)

Less Distributions:
From net investment income	(0.24)	(0.24)
Total distributions	(0.24)	(0.24)

Net asset value, end of period	$8.66	$9.40

Total return [2]	(5.43)%[3]	(3.64)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,557	$4,821

Ratio of expenses to average net assets (including Interest expenses and dividends on securities sold short):
Before fees waived[5]	5.05%[4]	6.17%[4]
After fees waived[5]	1.75%[4]	1.64%[4]
Ratio of net investment income to average net assets (including interest expenses and dividends on securities sold short):
Before fees waived	1.47%[4]	1.52%[4]
After fees waived	4.77%[4]	6.05%[4]

Portfolio turnover rate	17%[3]	15%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	If interest expenses and dividends on securities sold short had been excluded, the expense ratio would have been lowered by 0.45% for the six months ended December 31, 2018, and 0.34% for the period ended June 30, 2018.

See accompanying Notes to Financial Statements.

AAM/HIMCO Global Enhanced Dividend Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2018 (Unaudited)

Note 1 – Organization

AAM/HIMCO Global Enhanced Dividend Fund (the ‘‘Fund”) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s primary investment objective is to seek to provide a high level of current income, and its secondary investment objective is capital appreciation. The Fund currently offers three classes of shares: Class A, Class C and Class I. The Fund’s Class I shares commenced operations on December 26, 2017. The Fund’s Class A and Class C shares commenced operations on December 31, 2018.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

AAM/HIMCO Global Enhanced Dividend Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2018 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $24,208 which are being amortized over a one-year period from December 26, 2017 (commencement of operations).

(c) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended December 31, 2018, and as of and during the open period ended June 30, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders

The Fund will make distributions of net investment income monthly and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

AAM/HIMCO Global Enhanced Dividend Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2018 (Unaudited)

(e) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Advisors Asset Management, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.90% of the Fund’s average daily net assets. The Advisor has engaged Hartford Investment Management Company, (the “Sub-Advisor” or “HIMCO”) to manage the Fund and pays the Sub-Advisor from its advisory fees.

The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.55%, 2.30% and 1.30% of the average daily net assets of the Fund's Class A, Class C and Class I Shares, respectively. This agreement is in effect until October 31, 2028, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended December 31, 2018, the Advisor waived all of its fees and absorbed other expenses totaling $80,715. The Advisor may recover from the Fund’s fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratios, including the recovered expenses, fall below the expense limit at which they were waived. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At December 31, 2018, the amount of these potentially recoverable expenses was $195,241. The Advisor may recapture all or a portion of this amount no later than June 30 of the years stated below:

2021	$114,526
2022	80,715
Total	$195,241

AAM/HIMCO Global Enhanced Dividend Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2018 (Unaudited)

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended December 31, 2018 are reported on the Statement of Operations.

IMST Distributors, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended December 31, 2018, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended December 31, 2018, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At December 31, 2018, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$5,087,783

Gross unrealized appreciation	611,285
Gross unrealized depreciation	(1,181,761)

Net unrealized depreciation	$(570,476)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sales, PFIC, REIT and equity return of capital.

AAM/HIMCO Global Enhanced Dividend Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2018 (Unaudited)

As of June 30, 2018, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$25,063
Undistributed long-term capital gains	-
Tax accumulated earnings	25,063

Accumulated capital and other losses	(49,876)
Unrealized depreciation on investments	(272,701)
Total accumulated deficit	$(297,514)

The tax character of the distributions paid during the period December 26, 2017 (commencement of operations) through June 30, 2018 was as follows:

Distributions paid from:	2018
Ordinary income	$120,948
Net long-term capital gains	-
Total distributions paid	$120,948

At June 30, 2018, the Fund had $49,876 of accumulated short term capital loss carryforward. To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Note 5 – Redemption Fee

The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six months ended December 31, 2018, there were no redemptions from the Fund.

Note 6 – Investment Transactions

For the six months ended December 31, 2018, purchases and sales of investments, excluding short-term investments, futures contracts and options contracts, were as follows:

Purchases	Sales	Securities sold short	Cover short securities
$1,479,444	$1,276,970	$252,012	$161,264

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% for the Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended December 31, 2018, there were no shareholder servicing fees incurred.

Note 8 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Rule 12b-1 plan with respect to its Class A and Class C Shares. Under the plan, the Fund pays to the Distributor distribution fees in connection with the sale and distribution of the Fund’s Class A and Class C Shares and/or administrative service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts.

AAM/HIMCO Global Enhanced Dividend Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2018 (Unaudited)

For Class A Shares, the maximum annual fee payable to the Distributor for such distribution and/or administrative services is 0.25% of the average daily net assets of such shares. For Class C shares, the maximum annual fees payable to the Distributor for distribution services and administrative services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares. Class I Shares are not subject to any distribution or service fees under the Plan.

For the six months ended December 31, 2018, there were no distribution or service fees incurred.

Note 9 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

AAM/HIMCO Global Enhanced Dividend Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2018 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2018, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks[1]	$6,063,677	$-	$-	$6,063,677
Exchange-Traded Funds	87,450	-	-	87,450
Total Assets	$6,151,127	$-	$-	$6,151,127

Liabilities
Securities Sold Short
Common Stocks[1]	$1,633,820	$-	$-	$1,633,820
Total Liabilities	$1,633,820	$-	$-	$1,633,820

[1]	For a detailed break-out of common stocks by country, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Note 11 – New Accounting Pronouncement

In August 2018, the SEC adopted regulations that eliminated or amended disclosure requirements that were redundant or outdated in light of changes in SEC requirements, GAAP, International Financial Reporting Standards, or changes in technology or the business environment. These regulations were effective November 5, 2018, and the Fund is complying with them effective with these financial statements.

In August 2018, FASB issued Accounting Standards Update No. 2018-13 ("ASU 2018-13"), "Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement," which amends the fair value measurement disclosure requirements of ASC Topic 820 ("ASC 820"), "Fair Value Measurement." ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements. ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted, and the Fund has adopted ASU 2018-13 with these financial statements.

Note 12 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

AAM/HIMCO Global Enhanced Dividend Fund

EXPENSE EXAMPLE

For the Six Months Ended December 31, 2018 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees; distribution and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2018 to December 31, 2018.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		7/1/18	12/31/18	7/1/18 – 12/31/18
Class I	Actual Performance	$ 1,000.00	$ 945.70	$ 8.57
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.39	8.89

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

 AAM/HIMCO Global Enhanced Dividend Fund

A series of Investment Managers Series Trust

Investment Advisor

Advisors Asset Management, Inc.

18925 Base Camp Road, Suite 203

Monument, Colorado 80132

Sub-Advisor

Hartford Investment Management Company

One Hartford Plaza

Hartford, Connecticut 06155

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
AAM/HIMCO Global Enhanced Dividend Fund – Class A	HGDAX	46141Q 261
AAM/HIMCO Global Enhanced Dividend Fund – Class C	HGDCX	46141Q 253
AAM/HIMCO Global Enhanced Dividend Fund – Class I	HGDIX	46141Q 246

Privacy Principles of the AAM/HIMCO Global Enhanced Dividend Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the AAM/HIMCO Global Enhanced Dividend Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 966-9661, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 966-9661, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (888) 966-9661. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (888) 966-9661.

AAM/HIMCO Global Enhanced Dividend Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 966-9661

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	03/11/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	3/11/19

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	3/11/19